Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.79%
Apparel Retail–0.98%
TJX Cos., Inc. (The)	45,833	$5,707,583
Apparel, Accessories & Luxury Goods–3.97%
Hermes International S.C.A. (France)	7,713	18,862,048
Moncler S.p.A. (Italy)	78,456	4,184,261
		23,046,309
Application Software–4.22%
Nice Ltd., ADR (Israel)(b)	72,332	11,287,409
Salesforce, Inc.	35,529	9,178,206
Synopsys, Inc.(b)	6,372	4,036,471
		24,502,086
Automobile Manufacturers–0.44%
Ferrari N.V. (Italy)	5,859	2,569,214
Broadline Retail–9.10%
Amazon.com, Inc.(b)	175,922	41,185,100
JD.com, Inc., ADR (China)	286,010	9,006,455
MercadoLibre, Inc. (Brazil)(b)	1,124	2,668,252
		52,859,807
Financial Exchanges & Data–2.15%
S&P Global, Inc.	22,603	12,456,512
Health Care Equipment–6.08%
Boston Scientific Corp.(b)	88,726	9,309,132
IDEXX Laboratories, Inc.(b)	12,928	6,907,559
Stryker Corp.	48,541	19,063,507
		35,280,198
Hotels, Resorts & Cruise Lines–4.18%
Airbnb, Inc., Class A(b)	67,865	8,986,005
Amadeus IT Group S.A. (Spain)	190,593	15,303,427
		24,289,432
Industrial Gases–1.03%
Linde PLC	12,992	5,979,698
Interactive Media & Services–20.18%
Alphabet, Inc., Class A	210,155	40,328,745
Meta Platforms, Inc., Class A	68,702	53,136,875
Tencent Holdings Ltd. (China)	338,700	23,713,131
		117,178,751
Internet Services & Infrastructure–1.30%
Shopify, Inc., Class A (Canada)(b)	61,762	7,547,934
Life Sciences Tools & Services–5.61%
Lonza Group AG (Switzerland)	22,314	15,552,163
Thermo Fisher Scientific, Inc.	36,444	17,044,130
		32,596,293
Movies & Entertainment–3.47%
Netflix, Inc.(b)	14,238	16,507,537
Spotify Technology S.A. (Sweden)(b)	5,855	3,668,392
		20,175,929
Shares		Value
Passenger Ground Transportation–3.97%
Uber Technologies, Inc.(b)	262,991	$23,077,460
Pharmaceuticals–4.22%
Eli Lilly and Co.	21,653	16,024,736
Galderma Group AG, Class A (Switzerland)	10,388	1,600,979
Novo Nordisk A/S, Class B (Denmark)	40,743	1,894,874
Zoetis, Inc.	34,105	4,972,168
		24,492,757
Semiconductor Materials & Equipment–1.39%
BE Semiconductor Industries N.V. (Netherlands)	28,657	3,871,896
Lam Research Corp.	44,074	4,179,978
		8,051,874
Semiconductors–9.42%
ARM Holdings PLC, ADR(b)	12,425	1,756,584
Broadcom, Inc.	53,911	15,833,661
Marvell Technology, Inc.	164,178	13,194,986
NVIDIA Corp.	89,930	15,995,849
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	206,000	7,930,846
		54,711,926
Systems Software–8.07%
CrowdStrike Holdings, Inc., Class A(b)	44,926	20,422,012
Microsoft Corp.	13,683	7,299,881
ServiceNow, Inc.(b)	20,287	19,133,075
		46,854,968
Transaction & Payment Processing Services–10.01%
Adyen N.V. (Netherlands)(b)(c)	5,645	9,682,025
Mastercard, Inc., Class A	51,462	29,151,679
Visa, Inc., Class A	55,884	19,306,246
		58,139,950
Total Common Stocks & Other Equity Interests (Cost $287,293,960)		579,518,681
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	111,177	111,177
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	206,471	206,471
Total Money Market Funds (Cost $317,648)		317,648
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $287,611,608)		579,836,329
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.32%(d)(e)(f)	403	403
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,054	$1,054
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,457)		1,457
TOTAL INVESTMENTS IN SECURITIES–99.84% (Cost $287,613,065)		579,837,786
OTHER ASSETS LESS LIABILITIES—0.16%		916,562
NET ASSETS–100.00%		$580,754,348
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented 1.67% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,034,474	$15,470,257	$(16,393,554)	$-	$-	$111,177	$14,876
Invesco Treasury Portfolio, Institutional Class	1,921,165	28,730,477	(30,445,171)	-	-	206,471	27,450
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	25,364,855	(25,364,452)	-	-	403	13,504*
Invesco Private Prime Fund	3,281,189	59,772,527	(63,052,701)	-	39	1,054	34,947*
Total	$6,236,828	$129,338,116	$(135,255,878)	$-	$39	$319,105	$90,777

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$474,353,817	$105,164,864	$—	$579,518,681
Money Market Funds	317,648	1,457	—	319,105
Total Investments	$474,671,465	$105,166,321	$—	$579,837,786
Invesco Global Focus Fund